December 23, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sound Shore Fund, Inc. (File Nos.00 2-96141 and 811-04244)

Filing pursuant to Rule 497(e)

Dear Sir or Madam:

We are filing electronically on behalf of the Sound Shore Fund, Inc., a Maryland corporation, (the “Fund”), the interactive data file included as an exhibit to this filing, relating to the prospectus supplement for the Fund’s Investor Class that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 9, 2013 (Accession No. 0001193125-13-466566), which is incorporated herein by reference.

Questions related to this filing may be directed to my attention at (203)-629-1980.

Very truly yours,
/s/ Lowell Haims
Lowell Haims, Secretary

cc:	Margaret Bancroft, Esq., Dechert LLP

Curtis Barnes, Citi Fund Services